UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008*

This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

10/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08

Issuer	Shares/Par		Value ($)
Bonds – 90.9%
Foreign Bonds – 90.1%
Argentina – 0.9%
Republic of Argentina, 7%, 2011		$2,475,245	$598,528
Republic of Argentina, 8.28%, 2033		3,382,970	862,657
Republic of Argentina, 1.33%, 2038		1,249,000	218,575
Republic of Argentina, FRN, 3.127%, 2012		3,357,400	1,178,630

			$2,858,390

Brazil – 20.1%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)		$6,444,000	$5,090,760
Braskem S.A., 7.25%, 2018 (l)(n)		545,000	389,675
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)		261,000	207,495
Centrais Eletricas Brasileiras S.A., 7.75%, 2015		4,709,000	3,743,655
Federative Republic of Brazil, 10%, 2012	BRL	4,043,000	1,558,065
Federative Republic of Brazil, 6%, 2017		$23,503,000	21,211,457
Federative Republic of Brazil, 8%, 2018		7,734,000	7,734,000
Federative Republic of Brazil, 8.875%, 2019		882,000	894,348
Federative Republic of Brazil, 8.875%, 2024		523,000	538,690
Federative Republic of Brazil, 8.25%, 2034		2,826,000	2,741,220
Federative Republic of Brazil, 7.125%, 2037		2,211,000	2,030,803
Federative Republic of Brazil, 11%, 2040		7,872,000	9,155,136
Independencia International, 9.875%, 2015 (n)		569,000	261,740
ISA Capital do Brasil S.A., 7.875%, 2012		994,000	825,020
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,672,000	644,344
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	2,645,000	1,019,313
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,390,000	535,669
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,874,000	722,190
Nota do Tesouro Nacional, 10%, 2010	BRL	4,451,000	1,938,943

			$61,242,523

Chile – 3.0%
Banco De Chile, 6.25%, 2016		$636,000	$570,613
Corporacion Nacional del Cobre de Chile, 5.5%, 2013		2,804,000	2,627,491
Corporacion Nacional del Cobre de Chile, 4.75%, 2014		2,991,000	2,618,710
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)		838,000	733,694
Corporacion Nacional del Cobre de Chile, 6.15%, 2036		1,560,000	1,100,906
HQI Transelec Chile S.A., 7.875%, 2011		1,452,000	1,424,361

			$9,075,775

China – 1.1%
Citic Resources Holdings Ltd., 6.75%, 2014		$2,383,000	$1,239,160
Export Import Bank of China, 5.25%, 2014		1,170,000	1,056,397
Export Import Bank Of China, 4.875%, 2015		1,156,000	945,611

			$3,241,168

Colombia – 2.4%
EEB International Ltd., 8.75%, 2014 (n)		$913,000	$744,095
Republic of Colombia, 7.375%, 2017		2,929,000	2,636,100
Republic of Colombia, 7.375%, 2037		4,011,000	3,289,020
TGI International Ltd., 9.5%, 2017 (n)		762,000	586,740

			$7,255,955

Ecuador – 0.3%
Republic of Ecuador, 9.375%, 2015		$841,000	$285,940
Republic of Ecuador, 10%, 2030		1,679,000	486,910

			$772,850

El Salvador – 0.3%
Republic of El Salvador, 8.25%, 2032		$324,000	$210,600
Republic of El Salvador, 7.65%, 2035 (n)		561,000	297,330

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
El Salvador – continued
Republic of El Salvador, 7.65%, 2035		$878,000	$465,340

			$973,270

Gabon – 0.4%
Gabonese Republic, 8.2%, 2017 (n)		$2,053,000	$1,334,450

Guatemala – 0.2%
Republic of Guatemala, 9.25%, 2013		$571,000	$531,030

Indonesia – 3.3%
Majapahit Holding B.V., 7.75%, 2016 (n)		$962,000	$625,300
Majapahit Holding B.V., 7.75%, 2016		695,000	451,750
Republic of Indonesia, 6.875%, 2018		8,956,000	6,000,520
Republic of Indonesia, 6.875%, 2018 (n)		1,433,000	960,110
Republic of Indonesia, 7.75%, 2038		760,000	494,000
Republic of Indonesia, 7.75%, 2038 (n)		2,219,000	1,442,350

			$9,974,030

Iraq – 0.4%
Republic of Iraq, 5.8%, 2028		$2,217,000	$1,108,500

Kazakhstan – 1.6%
Intergas Finance B.V., 6.875%, 2011 (n)		$681,000	$442,650
Intergas Finance B.V., 6.875%, 2011		702,000	456,300
KazMunaiGaz Finance B.V., 8.375%, 2013		120,000	84,000
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)		4,566,000	3,196,200
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)		1,181,000	767,650

			$4,946,800

Macau – 0.0%
Galaxy Entertainment, Inc., 9.875%, 2012		$409,000	$143,150

Mexico – 13.3%
Axtel S.A. de C.V., 11%, 2013		$749,000	$599,200
Grupo Televisa S.A., 6%, 2018		643,000	465,675
Pemex Project Funding Master Trust, 5.75%, 2018 (n)		9,874,000	7,701,720
Pemex Project Funding Master Trust, 5.75%, 2018		9,073,000	7,076,940
Pemex Project Funding Master Trust, 6.625%, 2035 (n)		4,194,000	3,124,492
Pemex Project Funding Master Trust, 6.625%, 2035 (l)		7,013,000	5,224,622
United Mexican States, 5.625%, 2017		15,330,000	13,643,700
United Mexican States, 7.75%, 2017	MXN	16,400,000	1,194,616
United Mexican States, 6.75%, 2034		$732,000	607,560
United Mexican States, 6.05%, 2040		1,258,000	955,074

			$40,593,599

Panama – 2.8%
AES Panama S.A., 6.35%, 2016 (n)		$637,000	$451,382
Newland International Properties Corp., 9.5%, 2014 (n)		1,100,000	473,000
Panama Canal Railway Co., 7%, 2026 (n)		1,264,000	733,120
Republic of Panama, 7.25%, 2015		4,398,000	4,222,080
Republic of Panama, 9.375%, 2029		2,744,000	2,661,680

			$8,541,262

Peru – 4.0%
Banco de Credito del Peru, FRN, 6.95%, 2021		$855,000	$513,000
Iirsa Norte Finance Ltd., 8.75%, 2024		116,750	88,730
Iirsa Norte Finance Ltd., 8.75%, 2024 (n)(p)		1,390,498	1,056,778
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		1,646,902	806,982
Republic of Peru, 0%, 2009	PEN	800,000	256,828
Republic of Peru, 0%, 2009	PEN	4,500,000	1,382,366
Republic of Peru, 8.375%, 2016		$7,330,000	7,110,100

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Peru – continued
Republic of Peru, 6.55%, 2037		$1,241,000	$856,290
Southern Copper Corp., 7.5%, 2035		368,000	241,358

			$12,312,432

Philippines – 6.8%
National Power Corp., 6.875%, 2016 (n)		$753,000	$564,750
National Power Corp., 6.875%, 2016		1,109,000	831,750
National Power Corp., 8.4%, 2016		536,000	407,360
National Power Corp., FRN, 7.06%, 2011		2,966,000	2,474,798
Philippines Long Distance Telephone Co., 11.375%, 2012		983,000	953,510
Republic of Philippines, 8%, 2016		5,371,000	4,995,030
Republic of Philippines, 9.375%, 2017		4,671,000	4,671,000
Republic of Philippines, 9.875%, 2019		1,320,000	1,419,000
Republic of Philippines, 7.5%, 2024		3,813,000	3,126,660
Republic of Philippines, 10.625%, 2025		488,000	522,160
Republic of Philippines, 7.75%, 2031		710,000	653,200

			$20,619,218

Qatar – 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		$1,293,000	$1,130,211

Russia – 11.2%
Alrosa Finance S.A., 8.875%, 2014		$1,962,000	$1,018,710
Evraz Group S.A., 8.875%, 2013		1,116,000	468,720
Gazprom International S.A., 7.201%, 2020		5,498,209	3,512,201
Mobile TeleSystems Finance S.A., 8.375%, 2010		807,000	605,250
RSHB Capital S.A., 7.125%, 2014 (n)		692,000	463,640
Russian Federation, 7.5%, 2030		29,585,007	25,872,681
Steel Capital S.A., 9.75%, 2013 (n)		1,237,000	519,540
TransCapitalInvest Ltd., 5.67%, 2014		2,115,000	1,226,700
Vimpel-Communications, 8.375%, 2013 (n)		761,000	456,600

			$34,144,042

Serbia – 0.2%
Republic of Serbia, 3.75% to 2009, 6.75% to 2024		$901,000	$585,650

South Korea – 0.2%
Korea Southern Power Co. Ltd., 5.375%, 2013 (n)		$700,000	$602,356

Trinidad & Tobago – 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		$1,245,000	$945,951
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		697,000	529,581
Republic of Trinidad & Tobago, 9.75%, 2020		138,000	148,571

			$1,624,103

Turkey – 7.9%
Republic of Turkey, TIPS, 10%, 2012	TRY	2,564,891	$1,296,113
Republic of Turkey, 16%, 2012	TRY	555,000	295,199
Republic of Turkey, 7.25%, 2015		$8,117,000	6,655,940
Republic of Turkey, 6.75%, 2018		3,062,000	2,357,740
Republic of Turkey, 7%, 2019		2,188,000	1,662,880
Republic of Turkey, 7%, 2020		2,622,000	1,992,720
Republic of Turkey, 7.375%, 2025		9,431,000	7,356,180
Republic of Turkey, 8%, 2034		1,847,000	1,459,130
Republic of Turkey, 7.25%, 2038		1,394,000	961,860

			$24,037,762

Ukraine – 0.4%
Naftogaz Ukraine, 8.125%, 2009		$2,800,000	$1,365,700

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Arab Emirates – 0.1%
Taqa Abu Dhabi National Energy Co., 6.6%, 2013 (n)	$433,000	$360,920

Uruguay – 3.0%
Republic of Uruguay, 9.25%, 2017	$3,425,000	$2,877,000
Republic of Uruguay, 8%, 2022	7,486,728	5,090,975
Republic of Uruguay, 7.625%, 2036	1,969,000	1,181,400

		$9,149,375

Venezuela – 5.3%
Petroleos de Venezuela S.A., 5.25%, 2017	$11,078,200	$4,209,716
Republic of Venezuela, 10.75%, 2013	3,187,000	2,167,160
Republic of Venezuela, 8.5%, 2014	1,813,000	1,015,280
Republic of Venezuela, 5.75%, 2016	1,225,000	563,500
Republic of Venezuela, 7%, 2018	5,447,000	2,505,620
Republic of Venezuela, 9%, 2023	8,504,000	4,060,660
Republic of Venezuela, 7.65%, 2025	3,687,000	1,668,367

		$16,190,303

Total Foreign Bonds		$274,714,824

U.S. Bonds – 0.8%
Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	$390,000	$306,150
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	907,000	707,170

		$1,013,320

U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, TIPS, 2%, 2016	$1,665,906	$1,470,032
Total U.S. Bonds		$2,483,352

Total Bonds		$277,198,176

Short-Term Obligations (y) – 3.5%
Bank of America Corp., 0.125%, due 11/03/08	$1,766,000	$1,765,988
Citigroup, Inc., 0.2%, due 11/03/08	8,941,000	8,940,901

Total Short-Term Obligations		$10,706,889

Repurchase Agreements – 3.1%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/03/08, total to be received $9,327,117 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$9,327,000	$9,327,000

Total Repurchase Agreements		$9,327,000

Collateral for Securities Loaned – 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	567,513	$567,513

Total Investments		$297,799,578

Other Assets, Less Liabilities – 2.3%		6,981,334

Net Assets – 100.0%		$304,780,912

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,925,100, representing 11.5% of net assets.

(p)	Payment-in-kind security.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/13/06 - 7/20/06	$752,851	$722,190
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/31/06 - 9/05/06	706,737	644,344
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/11/06 - 8/17/06	1,112,528	1,019,313
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	573,602	535,669

Total Restricted Securities			$2,921,516
% of Net Assets			1.0%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIIE	Interbank Equilibrium Interest Rate
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AED	Uae Dirham
ARS	Argentine Peso
BRL	Brazilian Real
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$567,513	$297,232,065	$—	$297,799,578
Other Financial Instruments	$(90,763)	$518,333	$—	$427,570

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$386,626,335

Gross unrealized appreciation	$1,862
Gross unrealized depreciation	(88,828,619)

Net unrealized appreciation (depreciation)	$(88,826,757)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 10/31/08

Forward Foreign Currency Exchange Contracts at 10/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AED	7,452,503	11/26/08	$2,028,830	$2,022,801	$6,029
SELL	ARS	3,333,998	12/04/08	1,069,446	815,557	253,889
BUY	BRL	4,202,500	11/03/08 - 11/10/08	1,900,000	1,937,255	37,255
SELL	BRL	16,095,008	11/03/08 - 11/07/08	7,888,400	7,421,800	466,600
BUY	MXN	15,489,278	11/12/08 - 11/13/08	1,155,050	1,200,650	45,600
SELL	MXN	9,075,571	11/12/08	877,616	703,611	174,005
SELL	PEN	1,031,386	11/07/08	342,596	335,256	7,340
SELL	TRY	2,025,076	11/13/08	1,442,876	1,306,995	135,881

						$1,126,599

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/08 - continued

Forward Foreign Currency Exchange Contracts at 10/31/08 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	AED	7,452,503	11/26/08	$2,029,770	$2,022,801	$(6,969)
BUY	ARS	3,333,998	12/04/08	1,032,997	815,557	(217,440)
BUY	BRL	8,618,904	11/03/08 - 12/02/08	4,019,879	3,961,318	(58,561)
SELL	BRL	4,571,450	11/03/08 - 11/21/08	1,864,922	2,102,164	(237,242)
BUY	MXN	18,871,855	11/12/08 - 11/13/08	1,478,662	1,462,945	(15,717)
SELL	MXN	8,358,587	11/13/08	638,547	647,829	(9,282)
BUY	PEN	1,305,813	11/14/08	425,000	424,006	(994)
SELL	PEN	5,314,159	11/14/08 - 11/24/08	1,695,229	1,724,457	(29,228)

						$(575,433)

Futures contracts outstanding at 10/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	41	4,643,570	Dec-08	47,583
U.S. Treasury Note 10 yr (Long)	61	6,897,766	Dec-08	(138,346)

				$(90,763)

Swap Agreements at 10/31/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
7/31/18 MXN	12,700,000	Merrill Lynch Capital Services	9.4% (fixed rate)	TIIE (floating rate)	$(6,262)
8/6/18 MXN	13,000,000	Merrill Lynch Capital Services	9.1% (fixed rate)	TIIE (floating rate)	(26,571)

					$(32,833)

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/08 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of October 31, 2008, are as follows:

Brazil	20.7%
Mexico	13.6%
Russia	11.4%
Turkey	8.1%
United States	7.4%
Philippines	7.0%
Venezuela	5.5%
Peru	4.2%
Indonesia	3.4%
Other Countries	18.7%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® New Endeavor Fund

10/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Apparel Manufacturers – 0.2%
Quiksilver, Inc. (a)	48,870	$126,573

Biotechnology – 0.8%
Affymetrix, Inc. (a)	117,640	$434,092
Repligen Corp. (a)	61,100	245,011

		$679,103

Brokerage & Asset Managers – 1.8%
Affiliated Managers Group, Inc. (a)	15,674	$726,960
GFI Group, Inc.	75,380	241,970
KKR Private Equity Investors LP, IEU (a)	52,101	259,113
MarketAxess Holdings, Inc. (a)	30,700	175,604

		$1,403,647

Business Services – 1.2%
Amdocs Ltd. (a)	22,800	$514,368
Satyam Computer Services Ltd., ADR	30,130	473,945

		$988,313

Computer Software – 2.8%
MicroStrategy, Inc., “A” (a)	19,860	$781,888
MSC Software Corp. (a)	66,168	569,045
VeriSign, Inc. (a)	40,580	860,296

		$2,211,229

Computer Software - Systems – 0.5%
Solera Holdings, Inc. (a)	17,500	$435,575

Construction – 3.9%
Lennox International, Inc.	32,720	$975,710
Pulte Homes, Inc.	37,680	419,755
Sherwin-Williams Co.	14,060	800,155
Stanley Works	28,230	924,250

		$3,119,870

Consumer Goods & Services – 4.7%
Capella Education Co. (a)	21,210	$1,005,354
DeVry, Inc.	12,910	731,868
ITT Educational Services, Inc. (a)	9,410	824,787
Kimberly-Clark de Mexico S.A. de C.V., “A”	70,370	231,331
New Oriental Education & Technology Group, Inc., ADR (a)	12,560	803,212
Sotheby’s	17,900	166,649

		$3,763,201

Containers – 0.9%
Crown Holdings, Inc. (a)	35,870	$723,857

Electrical Equipment – 2.5%
AMETEK, Inc.	30,400	$1,010,800
W.W. Grainger, Inc.	8,700	683,559
WESCO International, Inc. (a)	17,540	348,695

		$2,043,054

Electronics – 8.3%
ARM Holdings PLC, ADR	160,280	$756,522
Flextronics International Ltd. (a)	145,192	606,903
Hittite Microwave Corp. (a)	41,340	1,354,712
Intersil Corp., “A”	80,620	1,103,688
Mellanox Technologies Ltd. (a)	65,810	510,686
Monolithic Power Systems, Inc. (a)	39,710	674,673
RF Micro Devices, Inc. (a)	373,852	743,965

1

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Silicon Laboratories, Inc. (a)	33,700	$874,852

		$6,626,001

Energy - Independent – 2.1%
Arena Resources, Inc. (a)	13,870	$422,758
Continental Resources, Inc. (a)	6,500	210,535
EXCO Resources, Inc. (a)	28,640	263,202
Foundation Coal Holdings, Inc.	5,210	108,160
Plains Exploration & Production Co. (a)	3,200	90,240
St. Mary Land & Exploration Co.	23,580	586,906

		$1,681,801

Engineering - Construction – 1.2%
Foster Wheeler Ltd. (a)	14,070	$385,518
North American Energy Partners, Inc. (a)	143,960	584,478

		$969,996

Food & Beverages – 2.8%
Hain Celestial Group, Inc. (a)	38,010	$883,352
J.M. Smucker Co.	16,400	730,784
Pepsi Bottling Group, Inc.	27,500	635,800

		$2,249,936

Gaming & Lodging – 0.8%
Morgans Hotel Group Co. (a)	33,440	$159,174
Pinnacle Entertainment, Inc. (a)	81,460	456,176

		$615,350

General Merchandise – 1.8%
99 Cents Only Stores (a)	52,670	$642,574
Family Dollar Stores, Inc.	29,410	791,423

		$1,433,997

Health Maintenance Organizations – 0.7%
Ehealth, Inc. (a)	42,190	$536,657

Insurance – 4.9%
Allied World Assurance Co. Holdings Ltd.	20,690	$663,528
Aspen Insurance Holdings Ltd.	27,230	625,201
Employers Holdings, Inc.	84,290	1,075,540
Max Capital Group Ltd.	78,860	1,257,817
Protective Life Corp.	37,720	314,962

		$3,937,048

Internet – 1.3%
Omniture, Inc. (a)	59,490	$684,135
TechTarget, Inc. (a)	76,489	374,031

		$1,058,166

Machinery & Tools – 3.9%
Actuant Corp., “A”	35,730	$640,639
Bucyrus International, Inc.	16,660	402,006
GEA Group AG	39,440	572,932
Kennametal, Inc.	31,940	677,767
Roper Industries, Inc.	17,700	802,695

		$3,096,039

Medical & Health Technology & Services – 4.3%
Athena Health, Inc. (a)	10,900	$333,540
Genoptix, Inc. (a)	8,800	294,272
IDEXX Laboratories, Inc. (a)	14,310	503,569
IPC The Hospitalist Co., Inc. (a)	10,200	207,672

2

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
LCA-Vision, Inc.	44,210	$151,198
Medassets, Inc. (a)	26,940	388,744
MWI Veterinary Supply, Inc. (a)	20,480	709,222
Patterson Cos., Inc. (a)	23,600	597,788
VCA Antech, Inc. (a)	14,450	261,545

		$3,447,550

Medical Equipment – 7.2%
ABIOMED, Inc. (a)	43,150	$629,127
Align Technology, Inc. (a)	49,190	340,887
AngioDynamics, Inc. (a)	34,040	428,904
Conceptus, Inc. (a)	93,570	1,515,834
Cooper Cos., Inc.	51,360	846,413
Mindray Medical International Ltd., ADR	14,670	316,285
NxStage Medical, Inc. (a)	141,310	573,719
ResMed, Inc. (a)	22,300	763,998
Waters Corp. (a)	7,500	328,500

		$5,743,667

Natural Gas - Distribution – 3.8%
Equitable Resources, Inc.	28,330	$983,334
Piedmont Natural Gas Co., Inc.	28,800	948,096
Southern Union Co. (a)	62,800	1,081,416

		$3,012,846

Network & Telecom – 2.9%
Ciena Corp. (a)	59,060	$567,567
F5 Networks, Inc. (a)	17,000	421,940
NICE Systems Ltd., ADR (a)	58,480	1,307,613

		$2,297,120

Oil Services – 2.9%
Cal Dive International, Inc. (a)	30,220	$257,172
Dresser-Rand Group, Inc. (a)	15,490	346,976
Dril-Quip, Inc. (a)	9,070	224,029
Exterran Holdings, Inc. (a)	25,100	562,491
FMC Technologies, Inc. (a)	7,000	244,930
Helix Energy Solutions Group, Inc. (a)	28,760	303,705
Helmerich & Payne, Inc.	11,300	387,703

		$2,327,006

Other Banks & Diversified Financials – 6.7%
Center Financial Corp.	118,980	$1,225,494
Encore Bancshares, Inc. (a)	37,630	628,045
Euro Dekania Ltd. (a)(z)	88,160	215,459
New York Community Bancorp, Inc.	61,990	970,763
TCF Financial Corp.	26,970	478,448
Viewpoint Financial Group	108,590	1,846,030

		$5,364,239

Personal Computers & Peripherals – 0.8%
Nuance Communications, Inc. (a)	68,550	$627,233

Pollution Control – 1.2%
Allied Waste Industries, Inc. (a)	92,400	$962,808

Real Estate – 6.2%
American Capital Agency Corp., REIT	91,910	$1,709,526
Apartment Investment & Management, “A”, REIT	28,248	413,268
DiamondRock Hospitality Co., REIT	119,960	621,393
Kilroy Realty Corp., REIT	33,250	1,068,988

3

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Mack-Cali Realty Corp., REIT	49,550	$1,125,775

		$4,938,950

Restaurants – 2.5%
P.F. Chang’s China Bistro, Inc. (a)	26,830	$548,942
Peet’s Coffee & Tea, Inc. (a)	18,930	425,168
Red Robin Gourmet Burgers, Inc. (a)	29,880	453,877
Texas Roadhouse, Inc., “A” (a)	82,520	579,290

		$2,007,277

Specialty Chemicals – 1.4%
Airgas, Inc.	11,390	$436,920
Valspar Corp.	34,050	696,323

		$1,133,243

Specialty Stores – 6.6%
Abercrombie & Fitch Co., “A”	12,200	$353,312
AnnTaylor Stores Corp. (a)	57,700	725,289
Citi Trends, Inc. (a)	31,590	528,500
Dick’s Sporting Goods, Inc. (a)	50,060	766,919
J. Crew Group, Inc. (a)	22,670	459,068
O’Reilly Automotive, Inc. (a)	40,080	1,086,569
Pier 1 Imports, Inc. (a)	119,250	164,565
Tiffany & Co.	14,600	400,770
Zumiez, Inc. (a)	79,810	778,945

		$5,263,937

Telecommunications - Wireless – 0.2%
Cellcom Israel Ltd.	6,700	$197,382

Trucking – 2.5%
J.B. Hunt Transport Services, Inc.	24,810	$705,348
Landstar System, Inc.	20,900	806,530
Old Dominion Freight Lines, Inc. (a)	16,410	497,879

		$2,009,757

Utilities - Electric Power – 2.0%
CMS Energy Corp.	71,197	$729,769
Northeast Utilities	39,900	900,144

		$1,629,913

Total Common Stocks		$78,662,341

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Purchased – 0.1%
Aeropostale - January 2009 @ $40 (a)	71	$112,038

Issuer	Shares/Par	Value ($)
Repurchase Agreements – 3.1%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/03/08, total to be received $2,436,030 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,436,000	$2,436,000

Total Investments		$81,210,379

Other Assets, Less Liabilities – (1.5)%		(1,161,831)

Net Assets – 100.0%		$80,048,548

(a)	Non-income producing security.

4

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07	$1,158,069	$215,459
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Endeavor Fund

Supplemental Information (Unaudited) 10/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$77,726,876	$3,268,044	$215,459	$81,210,379
Other Financial Instruments	$—	$—	$—	$—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 07/31/08	$670,134	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(454,675)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 10/31/08	$215,459	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$111,419,289

Gross unrealized appreciation	$2,470,034
Gross unrealized depreciation	(32,678,944)

Net unrealized appreciation (depreciation)	$(30,208,910)

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS® Strategic Value Fund

10/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 95.4%
Aerospace – 2.5%
Lockheed Martin Corp.	56,110	$4,772,156
Northrop Grumman Corp.	27,100	1,270,719

		$6,042,875

Alcoholic Beverages – 0.2%
Molson Coors Brewing Co.	14,700	$549,192

Automotive – 0.8%
Harley-Davidson, Inc.	83,750	$2,050,200

Biotechnology – 2.1%
Amgen, Inc. (a)	85,430	$5,116,403

Broadcasting – 2.6%
Omnicom Group, Inc.	108,100	$3,193,274
Walt Disney Co.	115,800	2,999,220

		$6,192,494

Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG	39,800	$3,178,004

Business Services – 2.1%
Fidelity National Information Services, Inc.	236,340	$3,566,371
Lender Processing Services, Inc.	65,970	1,521,928

		$5,088,299

Chemicals – 3.2%
3M Co.	77,700	$4,996,110
PPG Industries, Inc.	56,300	2,791,354

		$7,787,464

Computer Software – 2.3%
Oracle Corp. (a)	269,200	$4,923,668
Synopsys, Inc. (a)	39,100	714,748

		$5,638,416

Computer Software - Systems – 1.0%
International Business Machines Corp.	27,280	$2,536,222

Construction – 1.7%
Pulte Homes, Inc.	360,800	$4,019,312

Electrical Equipment – 1.6%
WESCO International, Inc. (a)	190,870	$3,794,496

Electronics – 1.6%
Flextronics International Ltd. (a)	920,260	$3,846,687

Energy - Independent – 2.6%
Apache Corp.	36,150	$2,976,230
Devon Energy Corp.	41,840	3,383,182

		$6,359,412

Energy - Integrated – 7.8%
Chevron Corp.	71,700	$5,348,820
Hess Corp.	44,210	2,661,884
Marathon Oil Corp.	149,130	4,339,683
TOTAL S.A., ADR	116,470	6,457,097

		$18,807,484

Engineering - Construction – 0.3%
North American Energy Partners, Inc. (a)	151,700	$615,902

Food & Beverages – 2.7%
Hain Celestial Group, Inc. (a)	13,400	$311,416
Nestle S.A.	117,683	4,587,220

1

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PepsiCo, Inc.	27,300	$1,556,373

		$6,455,009

Furniture & Appliances – 2.2%
Jarden Corp. (a)	299,030	$5,322,734

Gaming & Lodging – 2.3%
Royal Caribbean Cruises Ltd.	206,080	$2,794,445
Wyndham Worldwide	343,900	2,816,541

		$5,610,986

General Merchandise – 1.7%
Macy’s, Inc.	340,840	$4,188,924

Insurance – 11.4%
ACE Ltd. (a)	22,300	$1,279,128
Allstate Corp.	97,400	2,570,386
Aspen Insurance Holdings Ltd.	142,400	3,269,504
Genworth Financial, Inc., “A”	381,930	1,848,541
Hartford Financial Services Group, Inc.	39,440	407,021
Max Capital Group Ltd.	283,680	4,524,696
MetLife, Inc.	82,900	2,753,938
PartnerRe Ltd.	46,000	3,113,740
Travelers Cos., Inc.	180,400	7,676,020

		$27,442,974

Machinery & Tools – 2.3%
Kennametal, Inc.	161,130	$3,419,179
Timken Co.	142,170	2,257,660

		$5,676,839

Major Banks – 7.1%
Bank of America Corp.	205,328	$4,962,778
Bank of New York Mellon Corp.	104,500	3,406,700
JPMorgan Chase & Co.	135,460	5,587,725
State Street Corp.	71,100	3,082,185

		$17,039,388

Medical & Health Technology & Services – 3.0%
DaVita, Inc. (a)	107,330	$6,090,978
IMS Health, Inc.	85,500	1,226,070

		$7,317,048

Medical Equipment – 1.6%
Cooper Cos., Inc.	46,500	$766,320
Medtronic, Inc.	28,800	1,161,504
Zimmer Holdings, Inc. (a)	43,600	2,024,348

		$3,952,172

Natural Gas - Pipeline – 1.2%
Williams Cos., Inc.	133,460	$2,798,656

Oil Services – 2.8%
Exterran Holdings, Inc. (a)	92,400	$2,070,684
Halliburton Co.	38,300	757,957
Noble Corp.	122,200	3,936,062

		$6,764,703

Other Banks & Diversified Financials – 0.9%
New York Community Bancorp, Inc.	44,700	$700,002
Sovereign Bancorp, Inc. (a)	477,700	1,385,330

		$2,085,332

2

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.5%
Allergan, Inc. (a)	16,300	$646,621
Merck & Co., Inc.	42,700	1,321,565
Merck KGaA	7,600	673,992
Roche Holding AG	30,000	4,591,973
Wyeth	115,340	3,711,641

		$10,945,792

Specialty Stores – 1.3%
AnnTaylor Stores Corp. (a)	160,800	$2,021,256
Nordstrom, Inc.	55,500	1,003,995

		$3,025,251

Telecommunications - Wireless – 0.9%
America Movil S.A.B. de C.V., “L”, ADR	36,500	$1,129,310
Rogers Communications, Inc., “B”	36,400	1,058,876

		$2,188,186

Telephone Services – 3.8%
AT&T, Inc.	150,700	$4,034,239
Embarq Corp.	85,900	2,577,000
Verizon Communications, Inc.	86,085	2,554,142

		$9,165,381

Tobacco – 3.7%
Lorillard, Inc.	38,800	$2,555,368
Philip Morris International, Inc.	147,642	6,417,998

		$8,973,366

Utilities - Electric Power – 8.3%
Allegheny Energy, Inc.	46,200	$1,392,930
American Electric Power Co., Inc.	74,310	2,424,735
CMS Energy Corp.	203,220	2,083,005
DPL, Inc.	102,950	2,348,290
NRG Energy, Inc. (a)	198,500	4,615,125
Pepco Holdings, Inc.	119,120	2,459,828
PG&E Corp.	129,060	4,732,625

		$20,056,538

Total Common Stocks		$230,632,141

Repurchase Agreements – 4.7%
Merrill Lynch & Co., 0.15%, dated 10/31/08, due 11/3/08, total to be received $11,385,142 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$11,385,000	$11,385,000

Total Investments		$242,017,141

Other Assets, Less Liabilities – (0.1)%		(345,090)

Net Assets – 100.0%		$241,672,051

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Strategic Value Fund

Supplemental Information (Unaudited) 10/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$218,274,944	$23,742,197	$—	$242,017,141
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$344,496,145

Gross unrealized appreciation	$4,634,187
Gross unrealized depreciation	(107,113,191)

Net unrealized appreciation (depreciation)	$(102,479,004)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: December 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 17, 2008

*	Print name and title of each signing officer under his or her signature.